Risk Management Activities - Commodity Derivative Instruments Not Designated as Hedging Instruments (Details) - Non-hedge - Commodity risk management	Dec. 31, 2022 MWh J t	Dec. 31, 2021 MWh J t
Electricity
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	55,821,000	46,139,000
Notional amount purchased	13,934,000	14,951,000
Natural gas (GJ)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold | J	23,464,000	7,501,000
Notional amount purchased | J	162,384,000	173,898,000
Transmission (MWh)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	0	37,000
Notional amount purchased	1,643,000	1,097,000
Emissions
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	274,000	445,000
Notional amount purchased	2,297,000	2,030,000
Notional amount sold | t	300,000	350,000
Notional amount purchased | t	300,000	350,000
Coal (tonnes)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold | t	0	0
Notional amount purchased | t	7,746,000	9,352,000